Equity (Details 4) - Warrants [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.25%	0.32%
Expected life	3 years	3 years 6 months
Expected volatility in market price of shares	93.00%	50.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.95%	0.39%
Expected life	3 years 6 months	7 years
Expected volatility in market price of shares	102.00%	77.00%